SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2022	2021*	2020*

Network and IT costs	503	491	447
Personnel costs	411	361	375
Customer associated costs	347	413	359
Losses on receivables	28	14	22
Taxes, other than income taxes	30	50	21
Other	214	197	179
Total selling, general and administrative expenses	1,533	1,526	1,403
*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).